Cover	Jun. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2026
Entity File Number	000-56692
Entity Registrant Name	VERSES AI INC.
Entity Central Index Key	0001879001
Entity Tax Identification Number	88-2921736
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2121 Avenue of the Stars
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	988-1944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable